Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Intangible Asset		$ 795
Extend Amortization Period Of Intangible Assets	7 years
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Amortization of the acquired intangible assets	$ 633	620	$ 611
Marley Drug Inc [Member]
Statement [Line Items]
Amortization of intangibles assets recorded in selling expense	$ 1,519	$ 1,269	$ 1,125
Zydus [Member]
Statement [Line Items]
Remaining amortization period	5 years 9 months